Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 720,984	¥ 633,022
Additions	264,975	264,165
Acquisition of subsidiaries and businesses		7,678
Disposals	(2,155)	(5,846)
Amortization	(198,030)	(183,133)
Impairment losses	(1,551)	(9,648)	¥ (9,368)
Exchange differences	(2,853)	8,145
Others	22,310	6,601
Carrying amount ending balance	803,680	720,984	633,022
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,955,253	1,695,121
Carrying amount ending balance	2,051,330	1,955,253	1,695,121
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(1,234,269)	(1,062,099)
Carrying amount ending balance	(1,247,650)	(1,234,269)	(1,062,099)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	410,651	351,934
Additions	176,356	155,209
Acquisition of subsidiaries and businesses
Disposals	(401)	(1,091)
Amortization	(106,173)	(96,503)
Impairment losses	(250)	(2)
Exchange differences	(72)	1,150
Others	9,580	(46)
Carrying amount ending balance	489,691	410,651	351,934
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	967,957	859,742
Carrying amount ending balance	1,078,808	967,957	859,742
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(557,306)	(507,808)
Carrying amount ending balance	(589,117)	(557,306)	(507,808)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	212,616	169,611
Additions	77,450	79,349
Acquisition of subsidiaries and businesses		3,584
Disposals	(1,752)	(3,522)
Amortization	(64,853)	(59,194)
Impairment losses	(1,239)	(928)
Exchange differences	(1,071)	3,773
Others	20,907	19,943
Carrying amount ending balance	242,058	212,616	169,611
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	659,496	511,135
Carrying amount ending balance	664,363	659,496	511,135
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(446,880)	(341,524)
Carrying amount ending balance	(422,305)	(446,880)	(341,524)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	34,347	45,396
Additions
Acquisition of subsidiaries and businesses
Disposals
Amortization	(10,462)	(12,339)
Impairment losses
Exchange differences	(761)	1,290
Others	580
Carrying amount ending balance	23,704	34,347	45,396
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	177,361	181,499
Carrying amount ending balance	80,541	177,361	181,499
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(143,014)	(136,103)
Carrying amount ending balance	(56,837)	(143,014)	(136,103)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance		8,783
Additions
Acquisition of subsidiaries and businesses
Disposals
Amortization	(541)	(653)
Impairment losses		(8,718)
Exchange differences	(162)	588
Others	3,088
Carrying amount ending balance	2,385		8,783
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	41,828	52,903
Carrying amount ending balance	44,754	41,828	52,903
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(41,828)	(44,120)
Carrying amount ending balance	(42,369)	(41,828)	(44,120)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	63,370	57,298
Additions	11,169	29,607
Acquisition of subsidiaries and businesses		4,094
Disposals	(2)	(1,233)
Amortization	(16,001)	(14,444)
Impairment losses	(62)
Exchange differences	(787)	1,344
Others	(11,845)	(13,296)
Carrying amount ending balance	45,842	63,370	57,298
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	108,611	89,842
Carrying amount ending balance	182,864	108,611	89,842
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(45,241)	(32,544)
Carrying amount ending balance	¥ (137,022)	¥ (45,241)	¥ (32,544)